Share-based payments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 2	£ 2
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The SVP was introduced in March 2010 and approved by shareholders (for Executive Director participation and use of new issue shares) at the AGM in April 2011. SVP awards are granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. The grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	In addition to the SVP and DSVP, the Barclays Bank Group operates a number of other schemes including schemes operated by, and settled in, the shares of subsidiary undertakings, none of which is individually or in aggregate material in relation to the charge for the year or the dilutive effect of outstanding share options. Included within other schemes are Sharesave (both UK and overseas), Sharepurchase (both UK and overseas), the Barclays’ Long Term Incentive Plan, the Share Incentive Award and the Executive Share Award Scheme.